Stockholders' equity (Details Textual) - USD ($)				1 Months Ended		12 Months Ended
		Jul. 12, 2017	Mar. 04, 2016	Sep. 27, 2017	Dec. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 19, 2015
Proceeds From Issuance of Common Stock Gross						$ 5,968,208
Stock Issued During Period, Shares, New Issues				1,891,307
Shares Issued, Price Per Share				$ 3.45
Common Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues							$ 7,957,100	$ 5,663,122
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,078,045
Description Warrants Exercise Term	[1]					The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Companys common shares.
Class of Warrant or Right, Outstanding						1,078,045
Weighted Average Remaining Life of Warrants						5 years
Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.25
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				132,391
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.675
E Motors [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 6,500,000
Business Acquisition, Share Price		$ 2.6
Private Placement [Member]
Stock Issued During Period, Shares, New Issues			1,693,000
Common Stock, Par or Stated Value Per Share			$ 4.70
Stock Issued During Period, Value, New Issues			$ 7,957,100
Tantech Bamboo [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					1,018,935
Noncontrolling Interest, Ownership Percentage by Parent					5.00%	100.00%			95.00%

[1]	On June 24, 2016, Tantech BVI, through its wholly owned subsidiary, Lishui Tantech, entered into an equity purchase agreement with the five individuals who holds the 5% equity interest of Tantech Bamboo. Pursuant to the equity purchase agreement, Tantech BVI issued 1,018,935 shares of the Company’s common stock in consideration for the 5% equity interest of Tantech Bamboo. The transaction was consummated on December 28, 2016. Upon the completion of the acquisition, Tantech BVI’s equity interest in Tantech Bamboo increased from 95% to 100%. Since Tantech BVI retains its control over Tantech Bamboo before and after the acquisition of minority interest, this change in the parent’s ownership interest shall be accounted for as an equity transaction in accordance with FASB ASC 810-10-45. No gain or loss was recognized in the consolidated net income or comprehensive income. The carrying amount of the previous non-controlling interest was adjusted to reflect the change in its ownership interest in Tantech Bamboo. The difference between the fair value of the common stocks issued and the amount by which the minority interest was adjusted was recorded as additional paid in capital.